File Number: 333-89354
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                                November 8, 2011

      SUPPLEMENT TO THE APRIL 26, 2011 CLASS A, CLASS C AND CLASS Y SHARES
             PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED, FOR
                     PIONEER MULTI-ASSET FLOATING RATE FUND



SALES CHARGES

The following replaces the last bullet point in the "WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGES" section of each fund's prospectus:

- The distributor does not pay the selling broker a commission normally paid at the time of the sale.






                                                                   25274-00-1111
                                            2011 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC